Inventory (Sound Concepts Inc.) (Tables)	11 Months Ended
Nov. 30, 2018
Sound Concepts, Inc. [Member]
Schedule of Inventory

	November 30,	December 31,
	2018	2017	2016
	Unaudited
Raw materials	$52,000	$64,000	$23,000
Finished goods	175,000	340,000	635,000
Total inventory	227,000	404,000	658,000
Less inventory reserve	(40,000)	(97,000)	(173,000)
Total inventory, net	$187,000	$307,000	$485,000